Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock-based Compensation
Stock-based Compensation

16.Stock-Based Compensation

2016 Stock Option Plan

In September 2016, the Company’s Board of Directors approved the 2016 Stock Option and Grant Plan (the “2016 Plan”), which supersedes the 2006 Stock Incentive Plan, and provides for the grant of incentive stock options, nonqualified stock options, and restricted stock to employees, directors, and nonemployees of the Company. The 2016 Plan was authorized to issue up to 4,018,185 shares on common stock as of January 1, 2019. In June 2020, the 2016 Plan was amended to increase the number of authorized shares of common stock to 5,634,251. Under the 2016 Plan, 290,885 and 496,542 shares remain available for issuance as of September 30, 2021 and December 31, 2020, respectively.

Options and restricted stock awards generally vest based on the grantee’s continued service with the Company during a specified period following a grant as determined by the Board of Directors and expire ten years from the grant date. In general, awards typically vest in three years, but vesting conditions can vary based on the discretion of the Company’s Board of Directors.

The fair value of the options is estimated at the grant date using Black-Scholes and recognized over the vesting period, taking into account the terms and conditions upon which options are granted. The fair value of restricted stock awards is the fair value at the date of grant reduced by the exercise price of the award, if any. The fair value of both options and restricted stock awards are amortized on a straight-line basis over the requisite service period of the awards.

Stock Option Activity

The following table summarizes the Company’s stock option activity from December 31, 2020 through September 30, 2021:

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2020	5,034,858	$9.26	6.1	$14,742
Granted	295,413	$14.41
Exercised	(10,840)	$0.84		145
Forfeited	(59,340)	$11.22
Expired	(30,416)	$11.32
Outstanding at September 30, 2021	5,229,675	$9.53	5.6	$79,176
Exercisable at September 30, 2021	4,120,199	$8.87	4.6	$65,093
Nonvested at September 30, 2021	1,109,476	$11.98	9.0	$14,083

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the common stock. The total fair value of options vested during the nine months ended September 30, 2021 and 2020 was $4.7 million and $2.4 million, respectively.

Stock-based compensation expense is classified in the consolidated statements of operations as follows (in thousands):

	Nine Months Ended
	September 30,
	2021	2020
Research and development	$1,304	$1,467
General and administrative	2,876	1,960
Total	$4,180	$3,427

As of September 30, 2021 and December 31, 2020, there was $6.9 million and $8.1 million, respectively, of unrecognized compensation cost related to unvested stock option grants to employees under the 2016 Plan, which is expected to be recognized over a weighted-average period of 1.9 and 2.2 years, respectively. As of September 30, 2021 and December 31, 2020, there was $0.4 million and $0.6 million, respectively, of unrecognized compensation cost related to unvested stock option grants to nonemployees under the 2016 Plan, which is expected to be recognized over a weighted-average period of 2.0 and 2.2 years, respectively.

16.	Stock-Based Compensation

2016 Stock Option Plan

In September 2016, the Company’s Board of Directors approved the 2016 Stock Option and Grant Plan (the “2016 Plan”), which supersedes the 2006 Stock Incentive Plan, and provides for the grant of incentive stock options, nonqualified stock options, and restricted stock to employees, directors, and nonemployees of the Company. The 2016 Plan was authorized to issue up to 4,018,185 shares on common stock as of January 1, 2019. In June 2020, the 2016 Plan was amended to increase the number of authorized shares of common stock to 5,634,251. Under the 2016 Plan, 496,542 and 137,654 shares remain available for issuance as of December 31, 2020 and 2019, respectively.

Options and restricted stock awards generally vest based on the grantee’s continued service with the Company during a specified period following a grant as determined by the Board of Directors and expire ten years from the grant date. In general, awards typically vest in three years, but vesting conditions can vary based on the discretion of the Company’s Board of Directors.

The fair value of the options is estimated at the grant date using Black-Scholes and recognized over the vesting period, taking into account the terms and conditions upon which options are granted. The fair value of restricted stock awards is the fair value at the date of grant reduced by the exercise price of the award, if any. The fair value of both options and restricted stock awards are amortized on a straight-line basis over the requisite service period of the awards.

Stock Option Activity

The following table summarizes the Company’s stock option activity for the year ended December 31, 2020:

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2019	3,800,342	$8.65	5.94	$11,358
Granted	1,271,073	11.03
Exercised	(10,839)	1.12	16
Forfeited	—
Expired	(25,718)	10.82
Outstanding at December 31, 2020	5,034,858	$9.26	6.12	$14,742
Exercisable at December 31, 2020	3,453,942	$8.26	4.68	$13,641
Nonvested at December 31, 2020	1,580,916	$11.42	9.26	$1,101

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the common stock. The total fair value of options vested during the years ended December 31, 2020 and 2019 was $3.1 million and $5.7 million, respectively.

Stock-based compensation expense is classified in the consolidated statements of operations as follows (in thousands):

	Year ended
	December 31,
	2020	2019
Research and development	$1,960	$1,925
General and administrative	2,848	2,878
Total	$4,808	$4,803

The fair value of each option issued to employees was estimated at the date of grant using Black-Scholes with the following weighted-average assumptions:

	Year ended
	December 31,
	2020	2019
Fair value of common stock	$11.17	$10.51
Expected volatility	63.6%	64.0%
Expected term (in years)	5.8	5.5
Risk-free interest rate	0.2%	1.8%
Expected dividend yield	0.0%	0.0%

The fair value of each option issued to nonemployees was estimated during the period using Black-Scholes with the following assumptions:

	Year ended December 31,
	2020	2019
Fair value of common stock	$11.42	$10.51
Expected volatility	62.9%	67.9% – 66.7%
Expected term (in years)	5.9	10.00 – 9.97
Risk-free interest rate	0.3%	1.9%
Expected dividend yield	0.0%	0.0%

The weighted-average grant date fair value of stock options granted to employees during the years ended December 31, 2020 and 2019 was $6.29 and $5.48 per share, respectively. The weighted-average fair value of stock options granted to nonemployees during the years ended December 31, 2020 and 2019 was $6.46 and $7.37 per share, respectively. As of December 31, 2020 and 2019, there was $8.1 million and $4.5 million, respectively, of unrecognized compensation cost related to unvested stock option grants to employees under the 2016 Plan, which is expected to be recognized over a weighted-average period of 2.2 and 1.8 years, respectively. As of December 31, 2020 and 2019, there was $0.6 million and $0.1 million, respectively, of unrecognized compensation cost related to unvested stock option grants to nonemployees under the 2016 Plan, which is expected to be recognized over a weighted-average period of 2.2 and 0.7 years, respectively.